SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                             DWS Value Builder Fund

The following information replaces or supplements similar disclosure provided in "The investment advisor" subsection of the "Who Manages and Oversees the Fund" section of the fund's prospectuses:

On June 1, 2006, shareholders of the fund approved an amended and restated investment management agreement (the "Investment Management Agreement") with the Advisor. Pursuant to the Investment Management Agreement, the Advisor provides continuing investment management of the assets of the fund.

Effective July 1, 2006, the fund pays the Advisor under the Investment Management Agreement a fee, calculated daily and paid monthly, at the annual rate of 0.915% of the fund's average daily net assets up to $50 million, 0.765% of the next $50 million, 0.715% of the next $100 million and 0.615% of the amount in excess of $200 million.

Under a separate administrative services agreement between the fund and the Advisor, the Advisor provides all administrative services (other than those contained in the Investment Management Agreement) to the fund including, among others, providing the fund with personnel, preparing and making required filings on behalf of the fund, maintaining books and records for the fund, and monitoring the valuation of portfolio securities. For all services provided under the administrative services agreement, the Advisor is paid a flat fee of 0.10% of the fund's net assets.









                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group


June 9, 2006
st-VBF

The section entitled "How Much Investors Pay" in the fund's Class A, B and C prospectus and Institutional Class prospectus is revised by deleting the fee table and inserting the following fee table, as applicable to a class of shares:

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                                                                  Institutional
Fee Table                            Class A   Class B   Class C      Class
--------------------------------------------------------------------------------
Shareholder Fees, paid directly
from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as % of offering price)            5.75%(1)    None       0.00%      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as % of redemption
proceeds)                            None(2)     4.00%    1.00        None
--------------------------------------------------------------------------------
Redemption/Exchange Fee on shares
owned less than 15 days (as % of
redemption proceeds) (3)              2.00      2.00      2.00         2.00%
--------------------------------------------------------------------------------

Annual Operating Expenses,
deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(4)                      0.77%     0.77%     0.77%       0.77%
--------------------------------------------------------------------------------
Distribution/Services (12b-1) Fee     0.25      1.00      1.00        0.00
--------------------------------------------------------------------------------
Other Expenses                        0.20      0.25      0.18        0.14
--------------------------------------------------------------------------------
Total Annual Operating Expenses(5)    1.22      2.02      1.95        0.91
--------------------------------------------------------------------------------

(1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class -- Class A shares").

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the next six months following purchase.

(3) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(4) Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006. Includes 0.10% administration fee.

(5) Effective July 1, 2006 through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 1.154%, 1.904%, 1.904% and 0.904% for Class A, Class B, Class C and Institutional Class shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses.




June 9, 2006
st-VBF

The existing expense example following the fee table in the section entitled "How Much Investors Pay" in the fund's Class A, B and C prospectus and Institutional Class prospectus is replaced with the following example, as applicable to a class of shares:

--------------------------------------------------------------------------------
Example                       1 Year        3 Years        5 Years      10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                 $692          $940         $1,207         $1,967
--------------------------------------------------------------------------------
Class B shares                  605           934          1,288          1,953
--------------------------------------------------------------------------------
Class C shares                  298           612          1,052          2,275
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Institutional Class shares       93           290            504          1,120
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Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                 $692          $940         $1,207         $1,967
--------------------------------------------------------------------------------
Class B shares                  205           634          1,088          1,953
--------------------------------------------------------------------------------
Class C shares                  198           612          1,052          2,275
--------------------------------------------------------------------------------
Institutional Class shares       93           290            504          1,120
--------------------------------------------------------------------------------

The following disclosure is added to the section entitled "Other Policies" in the fund's prospectuses: The fund's objective is not a fundamental policy. Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.


--------------------------------------------------------------------------------

On June 1, 2006, Class B and Class C shareholders of the fund approved a proposal to convert the fund's Shareholder Services Agreement to a Rule 12b-1 Plan. As a result of this change, total fees charged for distribution and shareholder servicing services remain the same, although effective July 1, 2006 the service fee is now a Rule 12b-1 service fee and the fee table in the section entitled "How Much Investors Pay" has been changed accordingly. The shareholder servicing fee of 0.25% charged to Class B and Class C shares no longer is included under the "Other Expenses," and instead the 0.25% Rule 12b-1 service fee has been included under the prior heading "Distribution (12b-1) Fee," which is now described as "Distribution/Service (12b-1) Fee." The total Distribution/Service (12b-1) fees for Class B and Class C are 1.00%.
--------------------------------------------------------------------------------



                                       3


June 9, 2006
st-VBF

The first paragraph in the subsection "Class B shares" under "Choosing a Share Class" in the fund's Class A, B and C prospectus is deleted and replaced with the following:

With Class B shares, you pay no up-front sales charges. Class B shares have a 12b-1 plan, under which a distribution services fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which have the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.



The first paragraph in the subsection "Class C shares" under "Choosing a Share Class" in the fund's Class A, B and C prospectus is deleted and replaced with the following:

With Class C shares, you pay no up-front sales charges. Class C shares have a 12b-1 plan, under which a distribution services fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).











               Please Retain This Supplement for Future Reference



June 9, 2006
st-VBF